Exhibit 1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

J.P. Morgan Chase Commercial Mortgage Securities Corp. (the “Depositor”)

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

Drexel Hamilton, LLC

Academy Securities, Inc.

(collectively, the “Specified Parties”)

Re:	J.P. Morgan Chase Commercial Mortgage Securities Trust 2022-OPO (the "Issuing Entity”)
Commercial Mortgage Pass-Through Certificates, Series 2022-OPO (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Specified Parties, for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to the Trust Loan (as defined herein) contained on the Data Files (as defined herein) (the “Subject Matter”) relating to the Issuing Entity’s securitization transaction as of 29 December 2021. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Subject Matter, Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the appropriateness, accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Trust Loan, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Trust Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Trust Loan,
iii.	Whether the originator(s) of the Trust Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Trust Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

29 December 2021

Attachment A Page 1 of 9

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The assets of the Issuing Entity will consist primarily of certain promissory notes evidencing a portion of a fixed rate, interest-only loan (the “Trust A Loan” and “Trust B Loan,” respectively, and collectively, the “Trust Loan”),
b.	The Trust Loan is part of a split loan structure consisting of the Trust Loan and certain other fixed rate, interest-only loans (collectively, the “Companion Loans,” together with the Trust A Loan, the “Senior Debt,” and the Senior Debt together with the Trust B Loan, the “Mortgage Loan”),
c.	The Companion Loans will not be assets of the Issuing Entity and are pari passu in right of payment to the Trust A Loan,
d.	The Mortgage Loan is secured by, among other things, a first priority mortgage lien on the borrower’s fee simple interest in an office building located in Chicago, Illinois (the “Property”) and
e.	The Mortgage Loan has a related fixed rate mezzanine loan (the “Mezzanine Loan”) that will not be an asset of the Issuing Entity.

For the purpose of the procedures described in this report, the Mortgage Loan, together with the Mezzanine Loan, is hereinafter referred to as the “Total Debt associated with the Mortgage Loan.”

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan, Trust Loan, Companion Loans, Mezzanine Loan, Total Debt associated with the Mortgage Loan and Property as of 1 January 2022 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A. If more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents listed for such Compared Characteristic on Exhibit 2 to Attachment A (except as described in the notes on Exhibit 2 to Attachment A). We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

We performed certain procedures on earlier versions of the Data Files and communicated differences prior to being provided the Data Files which were subjected to the procedures as described herein.

Attachment A Page 2 of 9

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in the Items above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan, Trust Loan, Companion Loans, Mezzanine Loan, Total Debt associated with the Mortgage Loan and Property as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan and Mezzanine Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date and
b.	Maturity Date,

as shown on the Final Data File, we recalculated the “Original Mortgage Loan Term” of the Mortgage Loan and Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	Seasoning and
b.	Original Mortgage Loan Term,

as shown on the Final Data File, we recalculated the “Remaining Mortgage Loan Term to Maturity” of the Mortgage Loan and Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 9

7.	The applicable Source Document(s) indicate that the Mortgage Loan and Mezzanine Loan are interest-only for their entire terms. Based on this information, the Depositor instructed us to:
a.	Use “0” for the:
i.	Original Mortgage Loan Amortization Term and
ii.	Remaining Mortgage Loan Amortization Term

of the Mortgage Loan and Mezzanine Loan,

b.	Use the “Original Mortgage Loan Term,” as shown on the Final Data File, for the original interest-only period of the Mortgage Loan and Mezzanine Loan (the “Mortgage Loan IO Period”),
c.	Use the “Original In-Trust A Mortgage Balance,” as shown on the Final Data File, for the:
i.	Principal balance of the Trust A Loan as of the Reference Date (the “Cut-off Date In-Trust A Mortgage Balance”) and
ii.	Principal balance of the Trust A Loan as of the “Maturity Date” of the Mortgage Loan (the “In-Trust A Maturity Mortgage Balance”),
d.	Use the “Original Non-Trust A Mortgage Balance,” as shown on the Final Data File, for the:
i.	Principal balance of the Companion Loans as of the Reference Date (the “Cut-off Date Non-Trust A Mortgage Balance”) and
ii.	Principal balance of the Companion Loans as of the “Maturity Date” of the Mortgage Loan (the “Non-Trust A Maturity Mortgage Balance”),
e.	Use the “Original In-Trust B Mortgage Balance,” as shown on the Final Data File, for the:
i.	Principal balance of the Trust B Loan as of the Reference Date (the “Cut-off Date In-Trust B Mortgage Balance”) and
ii.	Principal balance of the Trust B Loan as of the “Maturity Date” of the Mortgage Loan (the “In-Trust B Maturity Mortgage Balance”) and
f.	Use the “Original Mezzanine Loan A Balance,” as shown on the Final Data File, for the:
i.	Principal balance of the Mezzanine Loan as of the Reference Date (the “Cut-off Date Mezzanine Loan A Balance”) and
ii.	Principal balance of the Mezzanine Loan as of the “Maturity Date” of the Mezzanine Loan (the “Mezzanine Loan A Maturity Mortgage Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 9

8.	Using the:
a.	Original In-Trust A Mortgage Balance,
b.	Original Non-Trust A Mortgage Balance,
c.	Original In-Trust B Mortgage Balance,
d.	Senior Debt Interest Rate,
e.	Subordinate Debt Interest Rate and
f.	Accrual Basis,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Senior Debt Annual Debt Service,
ii.	Senior Debt Monthly Debt Service,
iii.	Subordinate Debt Annual Debt Service and
iv.	Subordinate Debt Monthly Debt Service

of the Senior Debt and Trust B Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Senior Debt Annual Debt Service” of the Senior Debt as the product of, rounded to two decimal places:

a.	The sum of:
i.	The “Original In-Trust A Mortgage Balance,” as shown on the Final Data File, and
ii.	The “Original Non-Trust A Mortgage Balance,” as shown on the Final Data File,
b.	The “Senior Debt Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Senior Debt Monthly Debt Service” of the Senior Debt as 1/12th of the “Senior Debt Annual Debt Service.”

For the purpose of this procedure, the Depositor instructed us to recalculate the “Subordinate Debt Annual Debt Service” of the Trust B Note as the product of, rounded to two decimal places:

a.	The “Original In-Trust B Mortgage Balance,” as shown on the Final Data File,
b.	The “Subordinate Debt Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Subordinate Debt Monthly Debt Service” of the Trust B Note as 1/12th of the “Subordinate Debt Annual Debt Service.”

Attachment A Page 5 of 9

9.	Using the:
a.	Original In-Trust A Mortgage Balance,
b.	Original Non-Trust A Mortgage Balance,
c.	Original In-Trust B Mortgage Balance,
d.	Cut-off Date In-Trust A Mortgage Balance,
e.	Cut-off Date Non-Trust A Mortgage Balance,
f.	Cut-off Date In-Trust B Mortgage Balance,
g.	In-Trust A Maturity Mortgage Balance,
h.	Non-Trust A Maturity Mortgage Balance,
i.	In-Trust B Maturity Mortgage Balance,
j.	Senior Debt Annual Debt Service,
k.	Senior Debt Monthly Debt Service,
l.	Subordinate Debt Annual Debt Service,
m.	Subordinate Debt Monthly Debt Service,
n.	Senior Debt Interest Rate and
o.	Subordinate Debt Interest Rate,

as shown on the Final Data File, we recalculated the:

i.	Original Whole Loan Balance,
ii.	Cut-off Date Whole Loan Balance,
iii.	Whole Loan Maturity Balance,
iv.	Whole Loan Annual Debt Service,
v.	Whole Loan Monthly Debt Service and
vi.	Whole Loan Interest Rate

of the Mortgage Loan. We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:
a.	Original Mezzanine Loan A Balance,
b.	Mezzanine Loan A Interest Rate and
c.	Accrual Basis,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Mezzanine Loan A Annual Debt Service and
ii.	Mezzanine Loan A Monthly Debt Service

of the Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 6 of 9

10. (continued)

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Loan A Annual Debt Service” of the Mezzanine Loan as the product of, rounded to two decimal places:

a.	The “Original Mezzanine Loan A Balance,” as shown on the Final Data File,
b.	The “Mezzanine Loan A Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Loan A Monthly Debt Service” of the Mezzanine Loan as 1/12th of the “Mezzanine Loan A Annual Debt Service.”

11.	Using the:
a.	Underwritten In-Place NOI,
b.	Underwritten In-Place NCF,
c.	Cut-off Date In-Trust A Mortgage Balance,
d.	Cut-off Date Non-Trust A Mortgage Balance,
e.	Cut-off Date Whole Loan Balance,
f.	In-Trust A Maturity Mortgage Balance,
g.	Non-Trust A Maturity Mortgage Balance,
h.	Whole Loan Maturity Balance,
i.	Senior Debt Annual Debt Service,
j.	Whole Loan Annual Debt Service,
k.	Appraisal Value and
l.	Units,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Senior Debt Underwritten As-Is NOI DY,
ii.	Senior Debt Underwritten As-Is NCF DY,
iii.	Whole Loan Underwritten As-Is NOI DY,
iv.	Whole Loan Underwritten As-Is NCF DY,
v.	Senior Debt Cut-Off Date LTV,
vi.	Senior Debt Maturity Date LTV,
vii.	Whole Loan Cut-Off Date LTV,
viii.	Whole Loan Maturity Date LTV,
ix.	Senior Debt Underwritten As-Is NOI DSCR,
x.	Senior Debt Underwritten As-Is NCF DSCR,
xi.	Whole Loan Underwritten As-Is NOI DSCR,
xii.	Whole Loan Underwritten As-Is NCF DSCR,
xiii.	Cut-off Date Senior Debt Loan Balance Per Square Foot,
xiv.	Cut-off Date Whole Loan Balance Per Square Foot and
xv.	Whole Loan Maturity Balance Per Square Foot

of the Senior Debt and Mortgage Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 7 of 9

11. (continued)

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. through viii. above to the nearest 1/10th of one percent and
b.	Round the characteristics listed in ix. through xv. above to two decimal places.

12.	Using the:
a.	Original Whole Loan Balance,
b.	Original Mezzanine Loan A Balance,
c.	Cut-off Date Whole Loan Balance,
d.	Cut-off Date Mezzanine Loan A Balance,
e.	Whole Loan Maturity Balance,
f.	Mezzanine Loan A Maturity Mortgage Balance,
g.	Whole Loan Annual Debt Service,
h.	Whole Loan Monthly Debt Service,
i.	Mezzanine Loan A Annual Debt Service,
j.	Mezzanine Loan A Monthly Debt Service,
k.	Whole Loan Interest Rate and
l.	Mezzanine Loan A Interest Rate,

as shown on the Final Data File, we recalculated the:

i.	Original Total Debt Balance,
ii.	Cut-off Date Total Debt Balance,
iii.	Total Debt Maturity Balance,
iv.	Total Debt Annual Debt Service,
v.	Total Debt Monthly Debt Service and
vi.	Total Debt Interest Rate

of the Total Debt associated with the Mortgage Loan. We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 8 of 9

13.	Using the:
a.	Underwritten In-Place NOI,
b.	Underwritten In-Place NCF,
c.	Cut-off Date Total Debt Balance,
d.	Total Debt Maturity Balance,
e.	Total Debt Annual Debt Service,
f.	Appraisal Value and
g.	Units,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Total Debt Underwritten As-Is NOI DY,
ii.	Total Debt Underwritten As-Is NCF DY,
iii.	Total Debt Cut-Off Date LTV,
iv.	Total Debt Maturity Date LTV,
v.	Total Debt Underwritten As-Is NOI DSCR,
vi.	Total Debt Underwritten As-Is NCF DSCR,
vii.	Cut-off Date Total Debt Balance Per Square Foot and
viii.	Total Debt Maturity Balance Per Square Foot

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. through iv. above to the nearest 1/10th of one percent and
b.	Round the characteristics listed in v. through viii. above to two decimal places.

14.	Using the:
a.	Units,
b.	SF1,
c.	SF2,
d.	SF3,
e.	SF4 and
f.	SF5,

as shown on the Final Data File, we recalculated the:

i.	Space Pct 1,
ii.	Space Pct 2,
iii.	Space Pct 3,
iv.	Space Pct 4 and
v.	Space Pct 5

of the Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 9 of 9

15.	Using the:
a.	Primary Servicer and
b.	Master Servicer,

as shown on the Final Data File, we recalculated the “Servicing Fee” of the Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

16.	Using the:
a.	Servicing Fee,
b.	Trustee/Cert Admin,
c.	Operating Advisor Fee and
d.	CREFC FEE,

as shown on the Final Data File, we recalculated the “Total Admin Fee” of the Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

17.	Using the:
a.	Total Admin Fee and
b.	Whole Loan Interest Rate,

as shown on the Final Data File, we recalculated the “Net Mortgage Rate” of the Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Source Documents

Mortgage Loan and Mezzanine Loan Source Documents

Source Document Title	Source Document Date

Mortgage Loan Agreement	9 December 2021

Mezzanine Loan Agreement	9 December 2021

Mortgage Loan Promissory Notes	9 December 2021

Cash Management Agreement	9 December 2021

Clearing Account Control Agreement	9 December 2021

Settlement Statement	9 December 2021

Guaranty Agreements	9 December 2021

Non-Consolidation Opinion	9 December 2021

Servicing Tape	23 December 2021

Property Source Documents

Source Document Title	Source Document Date

Appraisal Report	16 August 2021

Engineering Report	30 August 2021

Phase I Environmental Report	30 August 2021

USPS Internet Site (www.usps.com)	Not Applicable

Underwriter’s Summary Report	Not Dated

Underwritten Rent Roll	1 December 2021

Insurance Review Document	17 November 2021

Insurance Certificates	Various

Pro Forma Title Policy	Not Dated

Management Agreement	9 December 2021

Exhibit 1 to Attachment A

Property Source Documents (continued)

Source Document Title	Source Document Date

Lease Agreements	Various

Lease Abstracts	Various

Master Lease Agreement	Not Dated

Master Lease Agreement Amendment	9 December 2021

Parking Management Agreement	10 August 2018

Property Reconstruction Agreement	17 May 2019

Exhibit 2 to Attachment A

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Street Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
State / Province (see Note 1)	Appraisal Report
County	USPS Internet Site (www.usps.com)
Zip Code	USPS Internet Site (www.usps.com)
Property Type	Appraisal Report
Property Sub Type	Appraisal Report
Year Built	Appraisal Report
Year Renovated	Appraisal Report
Class	Appraisal Report
Units	Underwritten Rent Roll
Unit Type	Underwritten Rent Roll
Occupancy %	Underwritten Rent Roll
Property Manager	Management Agreement

Third Party Information:

Characteristic	Source Document(s)

As-Is Appraised Value	Appraisal Report
As-Is Date of Appraisal (Valuation Date)	Appraisal Report
Appraisal Value (see Note 2)	Appraisal Report
Date of Appraisal Value (see Note 2)	Appraisal Report
Appraisal Firm	Appraisal Report
Phase I Date	Phase I Environmental Report
Environmental Insurance	Insurance Review Document
Environmental Firm	Phase I Environmental Report
Engineering Firm	Engineering Report
Engineering Report Date	Engineering Report

Exhibit 2 to Attachment A

Major Tenant Information: (see Note 3)

Characteristic	Source Document(s)

Tenant Name 1	Underwritten Rent Roll
SF1	Underwritten Rent Roll
Tenant Lease Expiration Date 1	Underwritten Rent Roll
Tenant Name 2	Underwritten Rent Roll
SF2	Underwritten Rent Roll
Tenant Lease Expiration Date 2	Underwritten Rent Roll
Tenant Name 3	Underwritten Rent Roll
SF3	Underwritten Rent Roll
Tenant Lease Expiration Date 3	Underwritten Rent Roll
Tenant Name 4	Underwritten Rent Roll
SF4	Underwritten Rent Roll
Tenant Lease Expiration Date 4	Underwritten Rent Roll
Tenant Name 5	Underwritten Rent Roll
SF5	Underwritten Rent Roll
Tenant Lease Expiration Date 5	Underwritten Rent Roll

Underwriting Information: (see Note 4)

Characteristic	Source Document(s)

Underwritten In-Place Economic Occupancy	Underwriter’s Summary Report
Underwritten In-Place Effective Gross Income	Underwriter’s Summary Report
Underwritten In-Place Expense Total	Underwriter’s Summary Report
Underwritten In-Place NOI	Underwriter’s Summary Report
Underwritten In-Place Replacement Reserves	Underwriter’s Summary Report
Underwritten In-Place TI/LC	Underwriter’s Summary Report
Underwritten In-Place NCF	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document(s)

Initial Tax Reserve	Settlement Statement
Monthly Tax Reserve	Servicing Tape
Tax Reserve Cap	Mortgage Loan Agreement
Initial Insurance Reserve	Settlement Statement
Monthly Insurance Reserve	Servicing Tape
Insurance Reserve Cap	Mortgage Loan Agreement
Upfront Required Repairs	Mortgage Loan Agreement
Initial Replacement Reserves	Mortgage Loan Agreement
Monthly Replacement Reserves	Mortgage Loan Agreement

Exhibit 2 to Attachment A

Reserve and Escrow Information: (continued)

Characteristic	Source Document(s)

Replacement Reserves Cap	Mortgage Loan Agreement
Initial Rollover Reserve	Mortgage Loan Agreement
Monthly Rollover Reserve	Mortgage Loan Agreement
Rollover Reserve Cap	Mortgage Loan Agreement
Initial Free Rent Reserve	Settlement Statement
Monthly Free Rent Reserve	Mortgage Loan Agreement
Monthly Free Rent Reserve Cap	Mortgage Loan Agreement
Other Reserve Type	Mortgage Loan Agreement
Other Reserve Initial Deposit	Settlement Statement
Other Reserve Monthly Deposit	Mortgage Loan Agreement
Other Reserve Cap	Mortgage Loan Agreement

Mortgage Loan and Mezzanine Loan Information:

Characteristic	Source Document(s)

Borrower Entity	Mortgage Loan Agreement
Origination Date (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreement
First Payment Date (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Payment Date (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Maturity Date (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Payment Grace Period (Default)	Mortgage Loan Agreement
Payment Grace Period	Mortgage Loan Agreement
Maturity Payment Grace Period (Default)	Mortgage Loan Agreement
Maturity Payment Grace Period (see Note 6)	Mortgage Loan Agreement
Interest Accrual Period Start (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Interest Accrual Period End (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Rate Type (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Amortization Type (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Accrual Basis (see Note 5)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Senior Debt Interest Rate	Mortgage Loan Agreement

Exhibit 2 to Attachment A

Mortgage Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

Subordinate Debt Interest Rate	Mortgage Loan Agreement
Mezzanine Loan A Interest Rate	Mezzanine Loan Agreement
Original Mezzanine Loan A Balance	Mezzanine Loan Agreement
Prepayment String (see Note 7)	Mortgage Loan Agreement
Partial Prepayments Allowed	Mortgage Loan Agreement
Partial Release Permitted	Mortgage Loan Agreement
Substitution Allowed	Mortgage Loan Agreement
LockBox (Y/N)	Mortgage Loan Agreement
LockBox Type (see Note 8)	Mortgage Loan Agreement
Cash Management (see Note 9)	Mortgage Loan Agreement
Springing Conditions	Mortgage Loan Agreement
Single Asset Entity	Mortgage Loan Agreement
Single Purpose Entity	Mortgage Loan Agreement
TIC Structure	Mortgage Loan Agreement
Condo Structure	Mortgage Loan Agreement
DST	Mortgage Loan Agreement
Assumption Fee	Mortgage Loan Agreement
Non-Consolidation Letter	Non-Consolidation Opinion
Ownership Interest	Pro Forma Title Policy
Ground Lease? (Y/N)	Pro Forma Title Policy
Future Debt Permitted?	Mortgage Loan Agreement
Loan Purpose	Settlement Statement
Guarantor	Guaranty Agreements

Notes:

1.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore differences that are due to standard postal abbreviations.

2.	For the purpose of comparing the “Appraisal Value” and “Date of Appraisal Value” characteristics, the Depositor instructed us to use the appraised value and date, respectively, as shown in the applicable Source Document(s), associated with the “Appraisal Type,” as shown on the Preliminary Data File.

3.	For the purpose of comparing the “Major Tenant Information” characteristics, the Depositor instructed us to combine multiple spaces leased by the same tenant and show the lease expiration date related to the largest space, as shown in the applicable Source Document(s).

4.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/– $1 or less.

Exhibit 2 to Attachment A

Notes: (continued)

5.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to compare the information on the Preliminary Data File to the corresponding information for both the Mortgage Loan and Mezzanine Loan that is shown in the applicable Source Document(s).

6.	For the purpose of comparing the “Maturity Payment Grace Period” characteristic, the Depositor instructed us to use the “Payment Grace Period,” as shown in the applicable Source Document(s), as the applicable Source Document(s) did not specify a grace period for the payment due on the “Maturity Date.”

7.	For the purpose of comparing the “Prepayment String” characteristic, the Depositor instructed us to assume that the entire “Loan” (as described in the applicable Source Document(s)) has been securitized.

8.	For the purpose of comparing the “LockBox Type” characteristic, the Depositor instructed us to use “Hard” if the applicable Source Document(s) require the borrower(s) or manager to direct the tenants to pay rents directly to a lockbox account controlled by the lender(s).

9.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “In Place” if, for funds directed into a lockbox, such funds are generally not made immediately available to the borrower(s), but instead are forwarded to a cash management account maintained by the borrower(s) for the benefit of the lender(s) and such funds are disbursed according to the applicable Source Document(s), with any excess remitted to the borrower(s) (unless an event of default or one or more specified trigger events under the applicable Source Document(s) have occurred and are outstanding), generally on a daily basis.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

No.
Property No.
Property Name
Property Count
Seismic Zone
Seismic PML %
Appraisal Type
Appraisal Cap Rate
Occupancy Date
Sponsors
Pari Passu Note Control (Y/N)
Original In-Trust A Mortgage Balance
Original Non-Trust A Mortgage Balance
Original In-Trust B Mortgage Balance
Percentage of Cut-Off Date Mortgage Loan Balance
Mezzanine Loan B Interest Rate
Original Mezzanine Loan B Balance
Cut-off Date Mezzanine Loan B Balance
Mezzanine Loan B Maturity Mortgage Balance
Mezzanine Loan B Annual Debt Service
Mezzanine Loan B Monthly Debt Service
Final Maturity Date
ARD Step up (%)
Ground Lease Expiration Date
Ground Lease Extension Terms
Annual Ground Lease Payment
Ground Lease Escalation Terms
Letter of Credit
Earnout / Holdback
Future Debt Description
Primary Servicer
Master Servicer
Trustee/Cert Admin
Operating Advisor Fee
CREFC FEE

Note:	We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the Provided Characteristics.